Investments Investments (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) a	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Voting Percentage	50.00%	69.00%
Cash Contribution From Partner In Joint Venture		$ 300
Capital Expenditures To Be Paid By Joint Venture Partner	$ 263
Property Contributed To Joint Venture		$ 53
Advisory and Legal fees		11
Cash Contribution From Partner In Joint Venture At Closing		$ 439
Capital Expenditure Carry From Partner In Joint Venture		139
Capital Expenditure Reimbursement Received From Joint Venture		49
Distribution Received From Joint Venture		300
Oil and Gas Acreage Dedication For Joint Venture | a	50,000
Equity Method Investments		70	$ 0
Equity Method Investment, Summarized Financial Information, Liabilities		349
Catalyst [Domain]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		$ 64